Fair Value Measurements - Narrative (Details) - USD ($) shares in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jan. 18, 2019	Oct. 12, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares of common stock of Scorpio Tankers	2,160		5,400
Unamortized deferred financing costs	$ 1,625,000	$ 0
Scorpio Tankers Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Shares of common stock of Scorpio Tankers			5,400	54,100
Fair value of investment in Scorpio Tankers	74,400,000
Secured debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 1,600,000	$ 0